Operations - Schedule of company's major subsidiaries, VIEs and subsidiaries of the VIEs (Details)	12 Months Ended
Dec. 31, 2025
Bilibili HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Hode HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Chaodian HK Limited | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong, 2019
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Investment holding
Bilibili Co., Ltd. | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Japan, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Business development
Hode Shanghai Limited ("Hode Shanghai") | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Technology development	[1]
Shanghai Bilibili Technology Co., Ltd | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2016
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	Technology development	[1]
Chaodian (Shanghai) Technology Co., Ltd. | Major Subsidiaries [Member]
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2019
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activities	E-commerce and advertising	[1]
Shanghai Hode Information Technology Co., Ltd. ("Hode Information Technology") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2013
Percentage of Direct or Indirect Economic Interest	100.00%	[2]
Principal Activities	Mobile game operation	[3]
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu"). | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[2]
Principal Activities	Video distribution and game distribution	[3]
Sharejoy Network Technology Co., Ltd. ("Sharejoy Network") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[2]
Principal Activities	Game distribution	[3]
Shanghai Hehehe Culture Communication Co., Ltd. ("Shanghai Hehehe") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2014
Percentage of Direct or Indirect Economic Interest	100.00%	[2]
Principal Activities	Comics distribution	[3]
Shanghai Anime Tamashi Cultural Media Co., Ltd. ("Shanghai Anime Tamashi") | Major VIEs and VIEs' subsidiaries
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC, 2015
Percentage of Direct or Indirect Economic Interest	100.00%	[2]
Principal Activities	E-commerce platform	[3]

[1]	These companies were established in the PRC in the form of wholly foreign-owned enterprises.
[2]	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries.
[3]	These companies were established in the PRC in the form of investments solely by legal corporations or controlled by natural person(s).